Financial risks	12 Months Ended
Dec. 31, 2022
Financial risks
Financial risks
30.	Financial risks

The Company’s activities expose it to a variety of financial risks: market risks (including interest rate risk, foreign currency risk and other price risk), credit risk and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s performance.

Risk management is carried out under policies approved by the Board of Directors. The Board of Directors provides principles for overall risk management, as well as policies covering specific areas, such as foreign exchange risk, interest rate risk, and credit risk, the use of derivative financial instruments and non-derivative financial instruments, and investment in excess liquidities.

(a) Market risks

(i)	Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate as a result of changes in market interest rates.

The Company’s interest rate risk on financial assets is primarily related to cash, which bear interest at variable rates. However, as these investments come to maturity within a short period of time, the impact would likely be not significant.

Financial liabilities are not exposed to interest rate risk since they are non interest-bearing liabilities or bear interest at a fixed rate.

(ii)	Foreign exchange risk

The Company is exposed to foreign exchange risk arising from currency volatility, primarily with respect to the US dollar. The Company holds balances in cash denominated in U.S. dollars and is therefore exposed to gains or losses on foreign exchange.

As at December 31, 2022 and 2021, the balances in U.S. dollars held by entities with a different functional currency were as follows:

	December 31
	2022	2021
	$	$
Cash	54,242	15,810
Accounts receivable	921	1
Accounts payable	(7,425)	(2,920)
net exposure, in US dollars	47,738	12,891
Equivalent in Canadian dollars	64,656	16,342

Based on the balances as at December 31, 2022, a 5% fluctuation in the exchange rates on that date (with all other variables being constant) would have resulted in a variation of net earnings of approximately $3.2 million in 2022 ($3.2 million net of taxes).

30.	Financial risks (continued)
(iii)	Commodity price risk

The price of gold has a significant influence on the Company’s business, results of operations and financial condition. Movements in the spot price of gold have a direct impact on the Company’s consolidated financial statements, as refined precious metals are sold at prevailing market prices. For the year ended December 31, 2022, the Company recognized $64 million in sales of refined precious metals. The Company will continue to monitor the level of sales and when prudent will adopt measures to mitigate its price exposure.

(iv)	Other price risk

The Company is exposed to equity price risk as a result of holding long-term investments in other exploration and development mining companies. The equity prices of long-term investments are impacted by various underlying factors including commodity prices. Based on the Company’s long-term investments held as at December 31, 2022, a 10% increase (decrease) in the equity prices of these investments would decrease (increase) the net loss by not a significant amount and the other comprehensive income (loss) by $2.8 million. Based on the Company’s long-term investments held as at December 31, 2021, a 10% increase (decrease) in the equity prices of these investments would decrease (increase) the net loss by $0.1 million and the other comprehensive income (loss) by $3.7 million for the year ended December 31, 2021.

(b) Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge its obligation and cause the other party to incur a financial loss. Financial instruments that potentially subject the Company to credit risk consist of cash, amounts receivable and reclamation deposits. The Company reduces its credit risk by investing its cash in high interest savings accounts with Canadian regulated financial institutions and its reclamation deposits in guaranteed investments certificates issued by Canadian chartered banks.

The maximum credit exposure of the Company corresponds to the respective instrument’s carrying amount.

(c) Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet the obligations associated with its financial liabilities. The Company manages the liquidity risk by continuously monitoring actual and projected cash flows, taking into account the requirements related to its investment commitments, mining properties and exploration and evaluation assets and matching the maturity profile of financial assets and liabilities. The Board of Directors of the Company reviews and approves any material transaction out of the ordinary course of business, including proposals on mergers, acquisitions or other major investment or divestitures. As at December 31, 2022, cash is invested in interest savings accounts held with Canadian recognized financial institutions. As at December 31, 2022, all financial liabilities to be settled in cash or by the transfer of other financial assets are expected to be settled within 90 days, except for lease liabilities and long-term debt (note 16). For subsequent financings closed to support planned activities of the Company refer to note 35.